SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash balances by geographic area (Details)	12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2024 HKD ($)
Country:
Percentage of concentrations of credit risk	100.00%	100.00%
Total cash	$ 297,288	$ 2,383
China
Country:
Percentage of concentrations of credit risk	70.50%	100.00%
Total cash	$ 209,532	$ 2,383
Hong Kong
Country:
Percentage of concentrations of credit risk	29.50%
Total cash	$ 87,756		$ 682,000